RELATED PARTY TRANSACTIONS (Details Textual) (USD $)	1 Months Ended					2 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended				9 Months Ended	12 Months Ended				9 Months Ended	12 Months Ended					9 Months Ended		12 Months Ended		9 Months Ended		12 Months Ended		9 Months Ended		12 Months Ended		9 Months Ended		12 Months Ended		9 Months Ended		12 Months Ended					12 Months Ended
	Aug. 31, 2011	May 31, 2011	Nov. 30, 2010	Oct. 31, 2010	May 31, 2010	Mar. 31, 2011	Dec. 31, 2010	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2011	Sep. 30, 2010	Dec. 02, 2011	Mar. 30, 2011	Jun. 30, 2012 S B G Properties [Member]	Sep. 30, 2011 S B G Properties [Member]	Sep. 30, 2009 S B G Properties [Member]	Nov. 01, 2011 S B G Properties [Member]	Oct. 01, 2008 S B G Properties [Member]	Jun. 30, 2012 Stan Checketts Properties [Member]	Sep. 30, 2009 Stan Checketts Properties [Member]	Dec. 31, 2008 Stan Checketts Properties [Member]	Sep. 30, 2011 Stan Checketts Properties [Member]	Oct. 01, 2008 Stan Checketts Properties [Member]	Sep. 01, 2007 Boomerang Utah [Member]	Jun. 30, 2012 Coordinate Services Inc [Member]	Jun. 30, 2011 Coordinate Services Inc [Member]	Sep. 30, 2011 Coordinate Services Inc [Member]	Sep. 30, 2010 Coordinate Services Inc [Member]	Jun. 30, 2012 North Jersey Management Services Inc [Member]	Jun. 30, 2011 North Jersey Management Services Inc [Member]	Sep. 30, 2011 North Jersey Management Services Inc [Member]	Sep. 30, 2010 North Jersey Management Services Inc [Member]	Jun. 30, 2012 Route 94 Development Corporation [Member]	Jun. 30, 2011 Route 94 Development Corporation [Member]	Sep. 30, 2011 Route 94 Development Corporation [Member]	Sep. 30, 2010 Route 94 Development Corporation [Member]	Jun. 30, 2012 Crystal Springs Builders Llc [Member]	Jun. 30, 2011 Crystal Springs Builders Llc [Member]	Sep. 30, 2011 Crystal Springs Builders Llc [Member]	Sep. 30, 2010 Crystal Springs Builders Llc [Member]	Jun. 30, 2012 Grand Cascades Lodge [Member]	Jun. 30, 2011 Grand Cascades Lodge [Member]	Sep. 30, 2011 Grand Cascades Lodge [Member]	Sep. 30, 2010 Grand Cascades Lodge [Member]	Sep. 30, 2011 Convertible Line Of Credit [Member]	Sep. 30, 2010 Convertible Line Of Credit [Member]	May 14, 2010 Convertible Line Of Credit [Member]	Sep. 30, 2010 Convertible Promissory Note [Member]	Sep. 30, 2011 Convertible Promissory Note [Member]	Jul. 31, 2010 Convertible Promissory Note [Member]	Sep. 30, 2011 Atlantic and Madison Of Nj Corp Loan [Member]
Lease Agreement Initiation Date																		Oct. 01, 2008				Oct. 01, 2008	Oct. 01, 2008															Apr. 30, 2010
Operating Leases, Rent Expense																		$ 260,610				$ 157,680
Area of Land												2,022		7,350						29,750					18,000
Deferred Rental Payments																			220,763					133,571
Deferred Rental Payment Related Party																132,457
Addtional Area Of Land Leased																						2,400
Lease and Rental, Monthly Payments																					14,940	1,800
Debt Instrument Maturity Period																twenty-year	Twenty year
Debt Instrument, Maturity Date	Oct. 04, 2011						Dec. 31, 2010			Aug. 01, 2027						Aug. 01, 2027	Aug. 01, 2027
Notes Payable to Bank																745,578	773,913
Debt Instrument, Interest Rate During Period		0.03%				0.03%				3.81%		6.00%					3.807%																																	6.00%
Total Cost Of Equipment																										900,000
Lease and Rental, Monthly Payables																										12,750
Predetermined Fair Market Value Of Leased Equipement																										315,000
Research and development								437,731	471,022	1,033,435	1,792,653	2,202,020	2,669,331														106,694	116,103	158,879	128,959
General and administrative expenses								1,598,414	1,060,401	5,165,169	6,842,084	9,003,046	11,652,419																		58,500	58,500	78,000	49,500
Lease Agreement Period																																						twenty-year
Sale Leaseback Transaction, Description																																						For a period of 60 months, commencing five years after execution of the lease, the lessor has the option to purchase the facility from us and we have a right to cause the lessor to buy from us the facility we construct. The price to be paid by the lessor upon exercise of its option to purchase the facility is 110% of the greater of (i) the depreciated value of the facility, or (ii) the fair market value of the facility, and the price to be paid by the lessor upon exercise of our right to cause the lessor to buy the facility is $1.00.
Related Party Interest, Description																																						The Resort owns and operates seven golf courses, two hotels and a fitness facility and develops real estate in Sussex County NJ, which is comprised of more than 40 additional entities, including the above named entities. Gail Mulvihill owns 50% of each of Builders, Cascades and Route 94 and, indirectly, through these and various other entities, Gail Mulvihill and her family own approximately 50% of the Resort. Except as set forth above, no other officer, director or 5% or greater stockholder of the Company has any equity interest in Builders, Cascades or Route 94.
Related Party Transaction, Expenses from Transactions with Related Party																																			0	0	0	0	0	1,037,700	980,000	375,500	47,000	73,000	39,000	15,000
Related Party Transaction Amount Received								50,000
Line of Credit Facility, Initiation Date																																																May 14, 2010
Line of Credit Facility, Maximum Borrowing Capacity		1,300,000													3,250,000																																		1,300,000
Line of Credit Facility, Amount Outstanding												273,000																																			300,142					273,000
Line of Credit Facility, Interest Rate During Period					0.06%		3.00%					0.0325%																																			6.00%
Debt Instrument, Issuance Date																																																		Jul. 01, 2010
Debt- long term- related party, net of discount								1,590,083		1,590,083		3,425,334	0																																								775,000
Long-term Debt, Gross																																																			292,461
Line of Credit Facility, Current Borrowing Capacity															2,166,664
Notes Issued To Related Party		1,166,666				583,334
Related Party Transaction Purchase Shares Of Common Stock		87,500				175,000
Warrants Exercise Price		$ 6	$ 5	$ 5		$ 6						$ 4.25	$ 6
Line of Credit Facility, Remaining Borrowing Capacity		$ 1,083,336